Categories of Financial Instruments - Financial Assets by Category (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Long-term investment securities	₩ 3,188,572	₩ 1,877,922
Equity instruments at FVOCI [member]
Disclosure of financial assets [line items]
Long-term investment securities	₩ 3,025,988	₩ 1,739,133